Legg Mason Partners Variable Equity Trust
55 Water Street
New York, New York 10041
April 9, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644

Re:	Legg Mason Partners Variable Equity Trust (the “Trust”) Securities Act File No. 333-91278 Investment Company Act File No. 811-21128
To Whom It May Concern:
In connection with its review of the Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A for Legg Mason ClearBridge Variable Appreciation Portfolio, Legg Mason ClearBridge Variable Capital Portfolio, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio, Legg Mason ClearBridge Variable Large Cap Value Portfolio and Legg Mason ClearBridge Variable Small Cap Growth Portfolio as filed with the Commission on January 29, 2010 (the “Registration Statement”), the Trust acknowledges that, with respect to filings made by the Trust with the Commission and reviewed by the Staff:
(a)	the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Variable Equity Trust

By: Name:	/s/ Thomas C. Mandia Thomas C. Mandia
Title:	Assistant Secretary

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